PHOENIX LIFE INSURANCE COMPANY

PHL VARIABLE INSURANCE COMPANY

PHOENIX LIFE AND ANNUITY COMPANY

Phoenix Life Variable Accumulation Account	PHL Variable Accumulation Account
Big Edge	The Big Edge Choice®
The Big Edge Plus®	The Phoenix Edge® – VA
Group Strategic Edge®	Phoenix Spectrum Edge®
The Big Edge Choice® for New York	Phoenix Spectrum Edge®+
The Phoenix Edge® – VA for New York	Retirement Planner’s Edge
Phoenix Spectrum Edge®	Freedom Edge®
Phoenix Spectrum Edge®+	Phoenix Premium Edge®
Retirement Planner’s Edge	Phoenix Income Choice®
Freedom Edge®	Phoenix Investor’s Edge®
Phoenix Income Choice®	Phoenix Asset Manager
Phoenix Investor’s Edge®	Phoenix Dimensions®
Phoenix Dimensions®	PHLVIC Variable Universal Life Account
Phoenix Life Variable Universal Life Account	Phoenix Benefit Choice VUL®
The Phoenix Edge®	Phoenix Joint Edge® VUL
The Phoenix Edge® SPVL	Phoenix Express VULSM
Flex Edge	Phoenix Express VULSM (06)
Flex Edge Success®	The Phoenix Edge® SVUL
Joint Edge®	The Phoenix Edge® VUL
Individual Edge®
Estate Edge®	Phoenix Life and Annuity Variable Universal Life Account
Estate Strategies	Corporate Edge
Corporate Edge
Executive Benefit VUL
Phoenix Executive VUL®
Phoenix Benefit Choice VUL®
Phoenix Joint Edge® VUL

SUPPLEMENT DATED OCTOBER 26, 2017

TO THE PROSPECTUSES

This supplement should be read with the currently effective or last effective prospectus, along with any other applicable supplements, for the above listed variable annuity and variable universal life products.

Effective on or about October 27, 2017, the Sentinel Variable Products Trust series (“Target Funds”) will be reorganized into the Touchstone Variable Series Trust series (“Acquiring Funds”).

On April 18, 2017, Sentinel Asset Management, Inc. (“Sentinel”) entered into an agreement to sell its mutual fund asset management business to Touchstone Advisors, Inc. (“Touchstone Advisors”), investment advisor to the Touchstone family of mutual funds and an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company In connection with Sentinel’s decision to exit the mutual fund asset management business, Sentinel recommended and the Board of Trustees of Sentinel Funds has approved an Agreement and Plan of Reorganization (the “Plan”) with respect to each fund of the Sentinel Variable Products Trust, each a “Target Fund”, pursuant to which the Target Fund would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into a corresponding Touchstone Fund, each an Acquiring Fund, as set forth in the table below. On September 13, 2017, the Plan of Reorganization was approved by shareholder vote at a joint special meeting.

Each Acquiring Fund is a newly organized series of the Touchstone Variable Series Trust, a Massachusetts business trust, that has been created solely for the purpose of completing the applicable Reorganization. Touchstone Advisors will serve as the investment advisor to the Acquiring Funds. Touchstone Advisors will employ Fort Washington Investment Advisors, Inc., (an affiliate of Touchstone Advisors) as sub-advisor to provide portfolio management services.

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Target Funds	Acquiring Funds
Sentinel Variable Products Balanced Fund	Touchstone Balanced Fund
Sentinel Variable Products Bond Fund	Touchstone Bond Fund
Sentinel Variable Products Common Stock Fund	Touchstone Common Stock Fund
Sentinel Variable Products Small Company Fund	Touchstone Small Company Fund

Please be advised that Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company are not affiliated with Sentinel Asset Management, Inc. or Touchstone Advisors, Inc. and have no control or influence in this decision or the Plan.

Upon the Reorganization, each Target Fund will transfer all of its assets to the Acquiring Fund in exchange for (i) the Acquiring Fund’s assumption of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the Plan, and (ii) newly issued shares of the Acquiring Fund having a value equal to the aggregate net assets of the Target Fund transferred to the Acquiring Fund. As such, on the closing date the Acquiring Funds are added to the list of available investment options for the products listed above and Target Fund shareholders will become shareholders of the Acquiring Funds and will receive shares of the Acquiring Funds with a total net asset value equal to that of their shares of the Target Funds on the closing date. The Reorganizations are designed to be tax-free to shareholders.

The Reorganizations are expected to take place on or about October 27, 2017. Effective October 27, 2017, any allocation of new premium or transfer of value to, or withdrawal or other request for redemption from, one of the subaccounts that invests in a Target Funds will be deemed to be an instruction for the subaccount investment option corresponding to the Acquiring Fund.

If your variable life policy or annuity contract value is allocated to a subaccount that invests in a Target Fund at the time the Reorganizations occur, those subaccount units will be replaced by units corresponding to the subaccount that invests in the Acquiring Fund, and thereafter the policy or contract value will depend on the performance of the Acquiring Fund subaccount(s). The Reorganizations will not result in any change in the amount of your accumulated policy or contract value or in the dollar value of your investment in the separate account. The number of units in a subaccount investing in an Acquiring Fund that will be credited to your variable life policy or annuity contract as a result of the Reorganization(s) will depend on the value of the units of a subaccount investing in the Target Fund at the time the Reorganization(s) occurs.

There will be no charge for any transfer of your account value to the subaccounts investing in the Acquiring Funds as a result of the Reorganizations nor will any such transfer count against any applicable number of free transfers you are allowed under your contract.

In addition, the Reorganizations do not cause any fees or charges under your policy or contract to be greater, and it does not alter your rights or our obligations under the policy or contract. The Reorganizations are not expected to be a taxable event for federal income tax purposes. You should consult with your tax advisor as to the tax consequences for your individual situation.

Summary information regarding investment options is provided herein (see “Appendix – Investment Options,” below). For more detailed information regarding each underlying fund you should consult the fund prospectus which can be found on our website, www.phoenixnsre.com*, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. You should carefully read the prospectus and consider the investment objectives, risks, charges, and expenses associated with any underlying investment option before investing.

☐ For all prospectuses including an Appendix – Investment Options, the Appendix is deleted and replaced with the following:

Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. Not all funds listed here may be currently offered or available with your product.

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AB VPS Balanced Wealth Strategy Portfolio	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert Research and Management Subadvisor: Ameritas Investment Partners, Inc.

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Fund Name	Investment Objective	Investment Advisor / Subadvisor
Deutsche Equity 500 Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc. Subadvisor: Northern Trust Investments, Inc.
Deutsche Small Cap Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc. Subadvisor: Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	The Fund’s investment objective is to provide current income.	Federated Investment Management Company
Federated High Income Bond Fund II	The Fund’s investment objective is to seek high current income.	Federated Investment Management Company
Federated Prime Money Fund II	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity.	Federated Investment Management Company
Fidelity® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company Subadvisor: FMR Co., Inc.
Fidelity® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company Subadvisor: FMR Co., Inc.
Fidelity® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company Subadvisor: FMR Co., Inc.
Fidelity® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company Subadvisor: Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth VIP Fund	Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Seeks capital appreciation with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Guggenheim VT Long Short Equity Fund[1,2]	Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Capital appreciation and some current income	ALPS Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Current income and capital appreciation	ALPS Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Invesco V.I. American Franchise Fund	Capital growth	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund	Capital appreciation and current income	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC

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Fund Name	Investment Objective	Investment Advisor / Subadvisor
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC Subadvisor: Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio	The Fund seeks growth of capital.	Neuberger Berman Management LLC Subadvisor: Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Capital appreciation	OFI Global Asset Management, Inc. Subadvisor: OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	Capital appreciation	OFI Global Asset Management, Inc. Subadvisor: OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund® / VA	Capital appreciation	OFI Global Asset Management, Inc. Subadvisor: OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including emerging markets.	Templeton Global Advisors Limited

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Fund Name	Investment Objective	Investment Advisor / Subadvisor
Touchstone Balanced Fund[3]	Seeks capital appreciation and current income	Touchstone Advisors, Inc. Subadvisor: Fort Washington Investment Advisors, Inc.
Touchstone Bond Fund[3]	Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	Touchstone Advisors, Inc. Subadvisor: Fort Washington Investment Advisors, Inc.
Touchstone Common Stock Fund[3]	Seeks capital appreciation	Touchstone Advisors, Inc. Subadvisor: Fort Washington Investment Advisors, Inc.
Touchstone Small Company Fund[3]	Seeks growth of capital	Touchstone Advisors, Inc. Subadvisor: Fort Washington Investment Advisors, Inc.
Virtus KAR Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC
Virtus Rampart Enhanced Core Equity Series	Capital appreciation and current income	Virtus Investment Advisers, Inc. Subadvisor: Rampart Investment Management Company, LLC
Virtus Duff & Phelps International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co
Virtus Newfleet Multi-Sector Intermediate Bond Series	Long-term total return	Virtus Investment Advisers, Inc. Subadvisor: New Fleet Asset Management LLC
Virtus Duff & Phelps Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Company
Virtus KAR Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC
Virtus KAR Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk

Virtus Investment Advisers, Inc.

Subadvisor(s): Duff & Phelps Investment Management Co. and Kayne Anderson Rudnick Investment Management, LLC (equity portion); New Fleet Asset Management LLC (fixed income portion)

Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, LLC

[1]	This fund was closed to new investors on May 1, 2006.

[2]

Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

[3]	Available on or about October 30, 2017.

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No longer available, on or about October 27, 2017:

Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.

*                *                  *                *

This supplement should be retained with the prospectus, as amended, for future reference. If you have any questions, please contact us at 1-800-541-0171.

*	This is intended as an inactive textual reference only.

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